Summary of significant accounting policies - Comparability and Reclassification Adjustment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Foreign currency translation adjustments, net of nil tax	$ (1,349)	$ 1,557	$ 3,051